May 4, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:        Transamerica Variable Insurance Fund, Inc.
                      Post-Effective Amendment No. 14
                      File Nos. 33-99016 and 811-9126

Commissioners:

On behalf of Transamerica Variable Insurance Fund, Inc. ( the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information (“SAI”) for certain contracts offered by the Fund otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund (the “Registration Statement”), which was filed electronically with the Securities and Exchange Commission on April 19, 2001.

Sincerely,

Regina M. Fink
Counsel to Transamerica Life Insurance
and Annuity Company